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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           38

Form 13F Information Table Value Total       182,325
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN                  INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD
   PRT                         COMMON    01855A101        756      16,300     SH              SOLE                  --  16,300   --
ALLTEL CORP                    COMMON    020039103     13,955     251,224     SH              SOLE                  -- 251,224   --
BB & T CORP                    COMMON    054937107        518      13,600     SH              SOLE                  --  13,600   --
BROADWING INC                  COMMON    111620100        148      21,200     SH              SOLE                  --  21,200   --
CHEVRON CORPORATION            COMMON    166764100      5,501      60,939     SH              SOLE                  --  60,939   --
CHUBB CORP                     COMMON    171232101        542       7,410     SH              SOLE                  --   7,410   --
CINCINNATI FINANCIAL CORP      COMMON    172062101     30,757     704,460     SH          SHARED-OTHER              -- 704,460   --
CINERGY CORP                   COMMON    172474108      1,430      40,000     SH              SOLE                  --  40,000   --
CISCO SYSTEMS INC              COMMON    17275R102        169      10,000     SH              SOLE                  --  10,000   --
COCA COLA COMPANY              COMMON    191216100      1,681      32,162     SH              SOLE                  --  32,162   --
CONVERGYS CORP                 COMMON    212485106        532      18,000     SH              SOLE                  --  18,000   --
DUKE ENERGY CORP               COMMON    264399106        920      24,330     SH              SOLE                  --  24,330   --
EXXON MOBIL CORPORATION        COMMON    30231G102     28,203     643,466     SH              SOLE                  -- 643,466   --
FIFTH THIRD BANCORP            COMMON    316773100      7,965     118,035     SH          SHARED-OTHER              -- 118,035   --
FIRST MERIT CORPORATION        COMMON    337915102        297      10,300     SH              SOLE                  --  10,300   --
FORTUNE BRANDS INC             COMMON    349631101      1,671      33,850     SH              SOLE                  --  33,850   --
GENERAL ELECTRIC CO            COMMON    369604103        880      23,485     SH          SHARED-OTHER              --  23,485   --
GUIDANT CORPORATION            COMMON    401698105        619      14,300     SH              SOLE                  --  14,300   --
H J HEINZ COMPANY              COMMON    423074103      1,195      28,800     SH              SOLE                  --  28,800   --
HILLENBRAND INDUSTRIES         COMMON    431573104        345       5,600     SH              SOLE                  --   5,600   --
HOUSEHOLD INTERNATIONAL        COMMON    441815107      5,089      89,600     SH              SOLE                  --  89,600   --
INTEL CORP                     COMMON    458140100        878      28,881     SH              SOLE                  --  28,881   --
JOHNSON & JOHNSON              COMMON    478160104        997      15,350     SH              SOLE                  --  15,350   --
MEDTRONIC INC                  COMMON    585055106        827      18,300     SH              SOLE                  --  18,300   --
MERCK & COMPANY                COMMON    589331107     14,769     256,500     SH              SOLE                  -- 256,500   --
MICROSOFT CORP                 COMMON    594918104      1,106      18,335     SH              SOLE                  --  18,335   --
MOLEX INC CLASS A              COMMON    608554200      5,133     167,800     SH              SOLE                  -- 167,800   --
NATIONAL CITY CORPORATION      COMMON    635405103      2,763      89,840     SH              SOLE                  --  89,840   --
NORTHERN TRUST                 COMMON    665859104      2,404      40,000     SH              SOLE                  --  40,000   --
PFIZER INC                     COMMON    717081103        905      22,775     SH              SOLE                  --  22,775   --
PIEDMONT NATURAL GAS           COMMON    720186105        281       7,902     SH              SOLE                  --   7,902   --
PNC FINANCIAL SERVICES GROUP   COMMON    693475105      2,398      39,000     SH              SOLE                  --  39,000   --
PROCTER & GAMBLE CORPORATION   COMMON    742718109      9,351     103,800     SH              SOLE                  -- 103,800   --
SBC COMMUNICATIONS INC         COMMON    78387G103        364       9,726     SH              SOLE                  --   9,726   --
U S BANCORP                    COMMON    902973304      6,785     300,600     SH              SOLE                  -- 300,600   --
UNITED PARCEL SERVICE - CL B   COMMON    911312106        891      14,650     SH              SOLE                  --  14,650   --
WELLS FARGO & CO               COMMON    949746101        795      16,100     SH              SOLE                  --  16,100   --
WYETH                          COMMON    983024100     28,502     434,150     SH              SOLE                  -- 434,150   --
                                                      182,325


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